Related Parties Balances and Transactions (Schedule of Related Party Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Employee and related expenses	$ 823	$ 1,560
Accrued expenses	3,423	3,378
Related Party [Member]
Related Party Transaction [Line Items]
Employee and related expenses	490	891
Accrued expenses	74	58
Related Party Payables	$ 564	$ 949